Schedule of Unrealized Gains and Losses on Investments in Equity Securities (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Net losses recognized during the period on equity securities	$ (2,212,000)		$ (6,635,000)		$ 1,747,000
Less: Net realized losses on equity securities sold	345,000		420,000
Unrealized losses recognized during the reporting period on equity securities still held at the reporting date	(1,867,000)		(6,215,000)
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrealized gain loss on investments	$ 1,900,000	$ 0	$ 6,200,000	$ 0